LOAN SERVICING (Tables)	12 Months Ended
Sep. 30, 2013
LOAN SERVICING [Abstract]
Schedule of Activity for Loan Servicing Rights
	September 30,
	2013	2012

Beginning of year	$220	$133
Additions	117	138
Amortized to expense	(32)	(51)

End of year	$305	$220